Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 2,465,355			$ 1,720,979	$ 4,855
Accounts receivable, net	668,469
Intangible assets – digital currency	16,259
Due from related parties, net				77,146
Prepaid expenses and other current assets	114,962			7,445	2,395
Total Current Assets	3,265,045			1,805,570	7,250
NON-CURRENT ASSETS
Fixed assets, net of depreciation	362,062
Goodwill	16,593,706
Total non-current assets	16,955,768
TOTAL ASSETS	20,220,813			1,805,570	7,250
Current Liabilities:
Accounts payable and accrued expenses	1,294,557			20,392	3,081
Due to related parties, net					80,211
Deferred revenue				43,243
Due to seller	327,412
Current portion of notes payable	606,488			40,000
Current portion of notes payable - related parties	500,000
Current portion of convertible notes payable, net of discount	3,311,707			141,103
Total Current Liabilities	6,040,164			244,738	83,292
LONG-TERM LIABILITIES
Notes payable, net of current portion	150,000
Convertible notes payable, net of discount and net of current portion	1,861,816
Notes payable – related parties, net of current portion	10,486,250
Convertible notes payable – related parties, net of current portion	7,500,000
Total non-current liabilities	19,998,066
Total Liabilities	26,038,230			244,738	83,292
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock, $0.00001, par value, 10,000,000 shares authorized, 8,500,000 shares issued and outstanding	9,199			9,742
Additional paid in capital	30,112,530			2,545,825	205,500
Accumulated deficit	(35,939,222)			(994,805)	(281,542)
Total Stockholders’ Equity (Deficit)	(5,817,417)			1,560,832	(76,042)
MEMBERS’ EQUITY
Total Members’ Equity				362,989
TOTAL LIABILITIES AND MEMBERS’ EQUITY	20,220,813			1,805,570	7,250
Tickeri Inc [Member]
Current Assets:
Cash			36,657	43,519
Accounts receivable, net			13,113	16,320
Prepaid expenses and other current assets			106	214
Total Current Assets			49,876	60,053
NON-CURRENT ASSETS
TOTAL ASSETS			49,876	60,053
Current Liabilities:
Accounts payable and accrued expenses			49,822	36,992
Current portion of notes payable			192,123	192,123
Total Current Liabilities			241,945	229,115
LONG-TERM LIABILITIES
Notes payable, net of current portion
Total Liabilities			241,945	229,115
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock, $0.00001, par value, 10,000,000 shares authorized, 8,500,000 shares issued and outstanding			85	85
Additional paid in capital			25,383	25,383
Accumulated deficit			(217,537)	(194,530)
Total Stockholders’ Equity (Deficit)			(192,069)	(169,062)
MEMBERS’ EQUITY
Total Members’ Equity
TOTAL LIABILITIES AND MEMBERS’ EQUITY			$ 49,876	60,053
Monster Creative LLC [Member]
Current Assets:
Cash		3,017		1,169,619	1,231,704
Accounts receivable, net		109,113		196,683	493,890
Prepaid expenses and other current assets				50,445	72,645
Total Current Assets		112,130		1,416,747	1,798,239
NON-CURRENT ASSETS
TOTAL ASSETS		112,130		1,416,747	1,798,239
Current Liabilities:
Accounts payable and accrued expenses		98,754		8,629	26,782
Current portion of notes payable		66,117		66,117
Current portion of notes payable - related parties		486,250		979,012	1,426,513
Total Current Liabilities		651,121		1,053,758	1,453,295
LONG-TERM LIABILITIES
Notes payable, net of current portion
Notes payable – related parties, net of current portion
Total Liabilities		651,121		1,053,758	1,453,295
STOCKHOLDERS’ EQUITY (DEFICIT)
Total Stockholders’ Equity (Deficit)
MEMBERS’ EQUITY
Members’ equity		(538,991)		362,989	344,944
Total Members’ Equity		(538,991)		362,989	344,944
TOTAL LIABILITIES AND MEMBERS’ EQUITY		$ 112,130		1,416,747	1,798,239
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock Value	70			70
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock Value	6
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock Value